Income Taxes - Components of income (loss) before provision for (benefit from) income taxes (Details 1) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before provision for (benefit from) income taxes - U.S. operations									$ (238)	$ 859	$ 161
Income (loss) before provision for (benefit from) income taxes - foreign operations									12	2	(4)
Income (loss) before provision for (benefit from) income taxes	$ (302)	$ 20	$ 13	$ 43	$ (50)	$ 645	$ 151	$ 115	$ (226)	$ 861	$ 157